LEASES (Tables)	6 Months Ended
Jul. 06, 2019
Leases [Abstract]
Disclosure of quantitative information about right-of-use assets
Information about Norbord's ROU assets included in property, plant and equipment is as follows:

(US $ millions)	Land	Buildings	Production Equipment	Total
January 1, 2019	$3	$4	$17	$24
Additions	—	—	2	2
Depreciation	—	—	(5)	(5)
July 6, 2019	$3	$4	$14	$21